Equity Method Investments - Schedule of Financial Information (Details) - Investment in Laboratory Services MSO, LLC [Member] - USD ($)	2 Months Ended	12 Months Ended
	Feb. 26, 2025	Dec. 31, 2024
Schedule of Financial Information [Line Items]
Net revenue	$ 4,241,732	$ 13,558,711
Gross profit	2,155,760	3,534,503
Income (loss) from operation	1,513,000	(265,754)
Net income	$ 1,259,582	$ 199,808